Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	$ 621
Assets at end of year	450	$ 621
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	61,601
Assets at end of year	57,679	61,601
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	99,094
Assets at end of year	76,989	99,094
Level 3
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	640	484
Total (losses) gains in income statement	(35)	2
Total losses recorded in other comprehensive income	(9)	(7)
Purchases and other additions	305	143
Sales	(21)
Transfers (out of) into level 3	(15)	18
Assets at end of year	865	640
Net unrealised (losses) gains on financial instruments held at the end of the year	(12)	2
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	5	6
Total (losses) gains in income statement	(2)	(1)
Assets at end of year	3	5
Net unrealised (losses) gains on financial instruments held at the end of the year	(2)	(1)
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	577	445
Total (losses) gains in income statement	(31)	6
Total losses recorded in other comprehensive income	(6)	(5)
Purchases and other additions	305	143
Sales	(21)
Transfers (out of) into level 3		(12)
Assets at end of year	824	577
Net unrealised (losses) gains on financial instruments held at the end of the year	(8)	6
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of year	58	33
Total (losses) gains in income statement	(2)	(3)
Total losses recorded in other comprehensive income	(3)	(2)
Transfers (out of) into level 3	(15)	30
Assets at end of year	38	58
Net unrealised (losses) gains on financial instruments held at the end of the year	$ (2)	$ (3)